Taxes (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Deferred income tax provision	$ 0	$ (8,984)	$ (961,506)
Income tax provision	378	(8,925)	(222,122)
Provision for Income Tax [Member]
Current income tax provision	378	59	(203,551)
Deferred income tax provision	0	(8,984)	(18,571)
Income tax provision	$ 378	$ (8,925)	$ (222,122)